Cover	Aug. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2026
Entity File Number	001-43191
Entity Registrant Name	Pono Capital Four, Inc.
Entity Central Index Key	0002108164
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 210
Entity Address, Address Line Two	2nd Floor Windward III
Entity Address, Address Line Three	Regatta Office Park
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	00000
City Area Code	206
Local Phone Number	923-9234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
[custom:EntityAddressAddressLine4]	PO Box 500
Units, each consisting of one Class A ordinary share and one right to receive one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right to receive one-fifth of one Class A ordinary share
Trading Symbol	PONOU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PONO
Security Exchange Name	NASDAQ
Share rights, to receive one-fifth of one Class A ordinary share
Title of 12(b) Security	Share rights, to receive one-fifth of one Class A ordinary share
Trading Symbol	PONOR
Security Exchange Name	NASDAQ